Nature of Business and Basis of Presentation (Tables)	6 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Purchase Consideration

The purchase consideration has been allocated as follows:

Fair Value
Allocation:
Tangible assets acquired:
Cash-overdraft	(5,462)
Property and equipment, net	99,425
Other assets	7,066
Total assets acquired	101,029
Liabilities assumed:
Current liabilities
Total liabilities	346,980
Total liabilities assumed	346,980
Net Assets Acquired	(245,951)